Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders’ Equity

16. Stockholders’ Equity

The Company issued the following shares of common stock to promissory note holders in terms of the agreement entered into for the acquisition of Virtual Generation, as disclosed in Note 3 above.

•	On January 1, 2020, 22,030 shares of common stock valued at $93,077;
•	On January 1, 2020, 132,735 shares of common stock valued at $561,350;
•	On February 27, 2020, 23,890 shares of common stock valued at $91,541;
•	On March 1, 2020, 25,690 shares of common stock valued at $96,372.

For the three months ended March 31, 2020, the Company issued a total of 123,591 shares of common stock, valued at $395,868, upon the conversion of convertible debentures into equity and for the year ended December 31, 2019, the Company issued a total of 1,866,528 shares of common stock, valued at $5,972,507, upon the conversion of convertible debentures into equity (Note 11).

On April 22, 2019, the Company issued 14,083 shares of common stock, valued at $45,066, to certain convertible debenture holders as an incentive for them to transfer their convertible debentures to another investor.

Between September 4, 2019 and September 17, 2019, the Company issued 284,721 shares of common stock, valued at $728,884 in settlement of promissory notes amounting to $457,461 and other liabilities amounting to $553,525.

Notes to the Consolidated Financial Statements

16.	Stockholders’ Equity

The Company issued the following shares of common stock to promissory note holders in terms of the agreement entered into for the acquisition of Virtual Generation, as disclosed in Note 3 above.

•	On January 31, 2019, 32,450 shares of common stock valued at $101,763;
•	On March 1, 2019, 32,848 shares of common stock valued at $101,249;
•	On April 1, 2019, 29,975 shares of common stock valued at $86,328;
•	On May 1, 2019, 33,105 shares of common stock valued at $93,018;
•	On June 1, 2019, 37,256 shares of common stock valued at $92,961;
•	On July 1, 2019, 35,751 shares of common stock valued at $93,875;
•	On August 1, 2019, 35,048 shares of common stock valued at $91,810;
•	On September 1, 2019, 33,353 shares of common stock valued at $91,255;
•	On October 1, 2019, 26,285 shares of common stock valued at $90,526
•	On November 1, 2019, 28,565 shares of common stock valued at $92,608
•	On December 8, 2019, 26,610 shares of common stock valued at $91,922

For the year ended December 31, 2019, the Company issued a total of 1,866,528 shares of common stock, valued at $5,972,507, upon the conversion of convertible debentures into equity (Note 11).

On April 22, 2019, the Company issued 14,083 shares of common stock, valued at $45,066, to certain convertible debenture holders as an incentive for them to transfer their convertible debentures to another investor.

Between September 4, 2019 and September 17, 2019, the Company issued 284,721 shares of common stock, valued at $728,884 in settlement of promissory notes amounting to $457,461 and other liabilities amounting to $553,525.